Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in structural currency exposures, net of hedging instruments	£ 4,600
Structural currency exposures, net of hedging instruments	19,787	£ 15,206
Increase (decrease) in foreign currency net investments, hedged item	700
Foreign currency net investments, hedged item	31,614	30,889
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5,600	9,200
Increase (decrease) in financial instruments which hedge net investments, Hedges	(3,600)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	13,068	11,104
Foreign currency net investments, hedged item	24,262	25,628
Increase (decrease) in financial instruments which hedge net investments, Hedges	(1,400)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	4,607	1,862
Foreign currency net investments, hedged item	5,174	2,987
Increase (decrease) in financial instruments which hedge net investments, Hedges	2,200
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,530	1,707
Foreign currency net investments, hedged item	1,596	£ 1,741
Increase (decrease) in financial instruments which hedge net investments, Hedges	£ (100)